SHARE-BASED COMPENSATION: - Fair value of option grants (Details) - $ / shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Fair value of option grants was estimated using the Black-Scholes option-pricing model
Risk-free interest rate, minimum	1.15%	0.60%
Risk-free interest rate, maximum	1.94%	0.77%
Expected price volatility, minimum	34.59%	37.79%
Expected price volatility, maximum	36.55%	37.89%
Dividend yield	0.00%	0.00%
Minimum
Fair value of option grants was estimated using the Black-Scholes option-pricing model
Expected option term (in years)	3 years 21 days	5 years 7 months 9 days
Fair value of an ordinary share	$ 6.5	$ 4.44
Maximum
Fair value of option grants was estimated using the Black-Scholes option-pricing model
Expected option term (in years)	6 years 1 month 6 days	6 years 1 month 9 days
Fair value of an ordinary share	$ 6.98	$ 7.41